Short-Term Investments - Summary Of Short-Term Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Cash and Cash Equivalents [Abstract]
Time deposits	¥ 13,277,852		¥ 11,082,298
Wealth management products	1,725,051		434,006
Total Short-term investments	¥ 15,002,903	$ 2,055,389	¥ 11,516,304